Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Jun. 30, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0676831
Plan number	001
Fair Value	$ 95,458,183
Investment, Identifier [Axis]: Mutual Funds, Balanced Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,459,820
Investment, Identifier [Axis]: Mutual Funds, FTSE All-World Ex US Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,084,790
Investment, Identifier [Axis]: Mutual Funds, Inflation Protected Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	943,046
Investment, Identifier [Axis]: Mutual Funds, Institutional Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	21,010,993
Investment, Identifier [Axis]: Mutual Funds, Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,637,883
Investment, Identifier [Axis]: Mutual Funds, Total Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,754,543
Investment, Identifier [Axis]: Mutual Funds, Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 9,909,381
Time Deposit Open Account Variable Rate (3.4810% as of 6/30/2025)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (in percent)	3.481%
Fair Value	$ 46,586
Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	64,523
The Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,450,087
The J.M. Smucker Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	96,531
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 63,800,456